STOCK OPTIONS AND WARRANTS - Changes in warrants outstanding and related prices (Details 4)			12 Months Ended												12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	May 07, 2013 Warrants	Nov. 07, 2012 Warrants	Oct. 01, 2012 Warrants	Jan. 25, 2012 Warrants	Oct. 31, 2011 Warrants	Oct. 01, 2011 Warrants	Sep. 30, 2011 Warrants	Jul. 31, 2011 Warrants	Jan. 31, 2011 Warrants	Sep. 30, 2010 Warrants	Sep. 30, 2013 Warrants Exercise price 2.40	Sep. 30, 2013 Warrants Exercise price 2.64	Sep. 30, 2013 Warrants Exercise price 2.85	Sep. 30, 2013 Warrants Exercise price 3.32	Sep. 30, 2013 Warrants Exercise Price 3.60	Sep. 30, 2013 Warrants Exercise price 4.26	Sep. 30, 2013 Warrants Exercise Price 5.40	Sep. 30, 2013 Warrants Exercise price 10.74	Sep. 30, 2013 Warrants Exercise price 12.84	Sep. 30, 2013 Warrants Exercise price 14.59	Sep. 30, 2013 Warrants Exercise price 30.00
Class of Warrant or Right [Line Items]
Exercise price of warrants					12.84	10.74		4.26	4.20			2.85	3.32		2.40	2.64	2.85	3.32	3.60	4.26	5.40	10.74	12.84	14.59	30.00
Number Outstanding	942,648	983,888	983,889	764,011			764,011			970,088	58,205,280			1,153,466	50,000	8,513	63,158	3,768	33,333	16,667	115,000	100,000	1,667	668,449	21,667
Warrants Outstanding Remaining Contractual Life (Years)			4 years 1 month 6 days	2 years 11 months 19 days											1 year 11 months 1 day	3 years 9 months 15 days	4 years 9 months 15 days	4 years 3 months 7 days	4 months 21 days	1 year 3 months 26 days	2 years 11 months 1 day	2 years 1 month 6 days	2 years 7 months 6 days	4 years 9 months 18 days	1 month 13 days
Weighted Average Exercise Price			11.78	8.40											2.40	2.64	2.85	3.32	3.60	4.26	5.40	10.74	12.84	14.59	30.00
Weighted Average Exercisable			982,222	764,011											50,000	8,513	63,158	3,768	33,333	16,667	115,000	1,667		668,449	21,667
Exercisable Weighted Average Exercise Price			11.78	8.70											2.40	2.64	2.85	3.32	3.60	4.26	5.40	10.74		14.59	30.00